CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income	$ 809	$ 757	$ 1,756	$ 401
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	98	90	185	172
Amortization of deferred loan origination (fees) costs	2	(19)	(8)	(10)
Amortization of premiums on FHLB advances	(9)	(76)	(108)	(352)
Amortization of core deposit intangibles	65	65	131	131
Net gain on sale of loans	(23)	(92)	(155)	(124)
Net loss (gain) on sale of real estate owned	48	36	107	27
ESOP compensation expense	87	91	180	388
Amortization of stock benefit plans and stock options expense	0	228	284	277
Earnings on bank-owned life insurance	(44)	(45)	(90)	(90)
Provision for loan losses	82	68	668	1,044
Origination of loans held for sale	(394)	(2,250)	(3,881)	(4,250)
Proceeds from loans held for sale	417	2,510	4,406	4,235
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	34	(82)	(20)	232
Prepaid expenses and other assets	(226)	(131)	123	(582)
Accrued interest payable	(9)	(15)	(54)	(44)
Accounts payable and other liabilities	(55)	(160)	(22)	(47)
Federal income taxes:
Current	116	(16)	(143)	19
Deferred	(455)	34	147	(239)
Net cash provided by operating activities	543	993	3,506	1,188
Cash flows from investing activities:
Purchase of available for sale securities	(12,500)	(11,000)	(11,000)	0
Securities maturities, prepayments and calls:
Held to maturity	1,050	1,555	13,625	5,564
Available for sale	9	20	41	5,073
Loans originated for investment, net of principal collected	1,612	1,415	3,205	(3,798)
Proceeds from sale of real estate owned	(654)	885	294	410
Additions to premises and equipment, net	(127)	(69)	(121)	(59)
Net cash provided by (used in) investing activities	(10,610)	(7,194)	6,044	7,190
Cash flows from financing activities:
Net change in deposits	(3,345)	(1,699)	(5,029)	5,226
Payments by borrowers for taxes and insurance, net	(330)	(181)	136	45
Proceeds from Federal Home Loan Bank advances, net	13,463	6,263	(6,640)	(7,795)
Dividends paid on common stock	(567)	(555)	(1,112)	(1,136)
Treasury stock repurchases	(45)	(171)	(218)	(573)
Net cash provided by (used in) financing activities	9,176	3,657	(12,863)	(4,233)
Net increase (decrease) in cash and cash equivalents	(891)	(2,544)	(3,313)	4,145
Beginning cash and cash equivalents	5,049	8,362	8,362	4,217
Ending cash and cash equivalents	4,158	5,818	5,049	8,362
Supplemental disclosure of cash flow information:
Federal income taxes	650	350	97	360
Interest on deposits and borrowings	1,216	1,915	3,343	5,376
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate owned, net	(2,280)	523	4,643	1,076
Loans made on sales of real estate owned	2,375	593	686	410
Deferred gain on sale of real estate owned	665	0	0	0
Capitalization of mortgage servicing rights	$ 3	$ 20	$ 31	$ 34